Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Capital stock	Retained earnings (deficit)	Accumulated other comprehensive income (loss)		Other		Total equity attributable to shareholders	Non-controlling interests
Beginning balance (shares) at Dec. 31, 2022		1,755,350,000
Beginning balance at Dec. 31, 2022	$ 31,289	$ 28,114	$ (7,282)	$ 26	[1]	$ 1,913	[2]	$ 22,771	$ 8,518
Net income	771	0	425	0		0		425	346
Total other comprehensive income	(8)	0	0	(8)	[1]	0		(8)	0
Total comprehensive income	763	0	425	(8)	[1]	0		417	346
Transactions with owners
Dividends	(349)	0	(349)	0		0		(349)	0
Funding from non-controlling interests	10	0	0	0		0		0	10
Disbursements to non-controlling interests (note 14)	(228)	0	0	0		0		0	(228)
Dividend reinvestment plan (note 13)	0	$ 2	(2)	0		0		0	0
Number of shares issued in dividend reinvestment plan with owners		118,000
Number of shares issued in transactions with owners		118,000
Total transactions with owners	(567)	$ 2	(351)	0		0	[2]	(349)	(218)
Ending balance (shares) at Jun. 30, 2023		1,755,468,000
Ending balance at Jun. 30, 2023	31,485	$ 28,116	(7,208)	18	[1]	1,913	[2]	22,839	8,646
Beginning balance (shares) at Dec. 31, 2022		1,755,350,000
Beginning balance at Dec. 31, 2022	31,289	$ 28,114	(7,282)	26	[1]	1,913	[2]	22,771	8,518
Ending balance (shares) at Dec. 31, 2023		1,755,570,000
Ending balance at Dec. 31, 2023	32,002	$ 28,117	(6,713)	24	[1]	1,913	[2]	23,341	8,661
Net income	1,121	0	665	0		0		665	456
Total other comprehensive income	10	0	0	10	[1]	0		10	0
Total comprehensive income	1,131	0	665	10	[1]	0		675	456
Transactions with owners
Dividends	(350)	0	(350)	0		0		(350)	0
Funding from non-controlling interests	52	0	0	0		0		0	52
Disbursements to non-controlling interests (note 14)	(290)	0	0	0		0		0	(290)
Dividend reinvestment plan (note 13)	0	$ 2	(2)	0		0		0	0
Number of shares issued in dividend reinvestment plan with owners		114,000
Increase (decrease) through treasury share transactions, equity	$ (50)	$ (48)	0	0		(2)	[2]	(50)	0
Share buyback program	2,950,000	(2,950,000)
Number of shares issued in transactions with owners		(2,836,000)
Total transactions with owners	$ (638)	$ (46)	(352)	0		(2)	[2]	(400)	(238)
Ending balance (shares) at Jun. 30, 2024	1,752,734,380	1,752,734,000
Ending balance at Jun. 30, 2024	$ 32,495	$ 28,071	$ (6,400)	$ 34	[1]	$ 1,911	[2]	$ 23,616	$ 8,879

[1]	Includes cumulative translation losses at June 30, 2024: $95 million (December 31, 2023: $95 million; June 30, 2023: $95 million)
[2]	Includes additional paid-in capital as at June 30, 2024: $1,873 million (December 31, 2023: $1,875 million; June 30, 2023: $1,875 million).